Disclosure about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Disclosure about Fair Value of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments

	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:

Mortgage loans receivable	$109,283	$111,255	$74,517	$74,765
Other real estate loans receivable	327,297	333,003	352,846	354,429
Available-for-sale equity investments	1,103	1,103	5,816	5,816
Cash and cash equivalents	131,570	131,570	35,476	35,476

Financial Liabilities:

Borrowings under unsecured lines of credit arrangements	$300,000	$300,000	$140,000	$140,000
Senior unsecured notes	3,034,949	3,267,638	1,653,027	1,762,129
Secured debt	1,125,906	1,178,081	620,995	623,266
Interest rate swap agreements	482	482	2,381	2,381

The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis

	Fair Value Measurements as of December 31, 2010
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$1,103	$1,103	$—	$—
Assets held for sale(2)	23,441	—	23,441	—
Interest rate swap agreements(3)	(482)	—	(482)	—

Totals	$24,062	$1,103	$22,959	$—

(1)	Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.

(2)	Please see Note 5 for additional information.

(3)	Please see Note 11 for additional information.